Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Net income	$ 584	$ 7,497	$ 6,799
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of vessels, port terminals and other fixed assets, net	18,180	17,729	18,020
Amortization of deferred drydock and special survey costs	718	394	270
Income taxes	(348)	64	(1,654)
Amortization of deferred financing costs	1,185	365	284
Amortization of intangible assets and liabilities, net	4,436	4,486	3,111
Provision for losses on accounts receivable	492	652	1,351
Gain on sale of assets	(36)	(52)	0
Other	0	0	(240)
Changes in operating assets and liabilities:
Decrease/(increase) in restricted cash	0	1,316	(266)
Payments of interest on long-term financial debt	0	(2,409)	(1,730)
Increase in accounts receivable	(15,264)	(2,176)	(3,022)
Increase in due to affiliates	1,845	61	135
(Increase)/decrease in prepaid expenses and other current assets	(2,905)	2,419	(2,861)
Decrease/(increase) in inventories	2,995	(2,375)	(2,117)
Payments for drydock and special survey costs	(5,546)	(762)	(510)
Decrease in other long term assets	103	172	114
(Decrease)/increase in accounts payable	(755)	5,988	7,707
Increase/(decrease) in accrued expenses	4,468	774	(2,019)
Increase in deferred income	4,492	0	0
Decrease/(increase) in other long term liabilities	(55)	167	(292)
Net cash provided by operating activities	14,589	34,310	23,080
INVESTING ACTIVITIES:
Acquisition of vessels, port terminals and other fixed assets, net	(70,598)	(14,114)	(26,799)
Acquisition of subsidiary, net of cash acquired	0	0	(369)
Net cash used in investing activities	(70,598)	(14,114)	(27,168)
FINANCING ACTIVITIES:
Decrease/(increase) in restricted cash	564	(206)	(358)
Proceeds from issuance of Senior Notes	200,000	0	0
Repayments of long-term debt	(126,755)	(5,240)	(2,442)
Acquisition of noncontrolling interest	(8,638)	0	0
(Dividends)/contributions from noncontrolling shareholders	0	(470)	564
Proceeds from long-term debt	0	293	22,469
Payments of obligations under capital leases	(1,040)	(1,771)	0
Debt issuance costs	(6,797)	(525)	(734)
Net cash provided by/(used in) financing activities	57,334	(7,919)	19,499
Net increase in cash and cash equivalents	1,325	12,277	15,411
Cash and cash equivalents, beginning of year	39,204	26,927	11,516
Cash and cash equivalents, end of year	40,529	39,204	26,927
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	11,435	4,399	3,795
Cash paid for income taxes	834	485	2,238
Non-cash investing and financing activities
Acquisition of vessels	(1,586)	(48,417)	0
Long term financial debt	0	14,385	21,591
Capital lease obligations	0	34,032	0
Exercise option from acquisition of vessels	0	4,400	3,200
Interest reclassified to long-term financial debt Makenita H	0	0	2,409
Interest reclassified to long-term financial debt Estefania H	0	0	1,730
Contribution receivable from noncontrolling shareholders (See Note 22)	0	(2,237)	2,237
Contribution from noncontrolling shareholders	0	1,350	0
Shares released to the shareholders of Horamar	$ 0	$ 10,870	$ 0